Tax Receivable Agreement and Income Taxes - Provision for income taxes (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Federal								$ 107,000
State								34,000
Total current								141,000
Deferred
Federal							$ 205,000	85,000
State							363,000	20,000
Total deferred			$ (74,000)	$ (6,000)	$ 6,132,000	$ 82,000	568,000	105,000
Total income tax expense	$ 6,606,000	$ 166,000			6,132,000	$ 166,000	568,000	246,000	$ 0
Franchise taxes								100,000
Deferred tax assets, valuation allowance	$ 7,300,000				$ 7,300,000		$ 500,000	$ 0